UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23977
                                    BNY Mellon ETF Trust II
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2025
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Concentrated Growth ETF
BNY Mellon Dynamic Value ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon Concentrated Growth ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKCG (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Concentrated Growth ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated Growth ETFFootnote Reference*	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$110	28	8.72%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Amazon.com, Inc. -	6.9%
Microsoft Corp. -	6.8%
NVIDIA Corp. -	6.6%
Eli Lilly & Co. -	5.4%
BAE Systems PLC -	5.1%
Mastercard, Inc., Class A -	4.9%
Apple, Inc. -	4.5%
Alphabet, Inc., Class C -	4.4%
Meta Platforms, Inc., Class A -	4.3%
The Progressive Corp. -	4.2%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	2.5%
Communication Services	8.7%
Health Care	11.5%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	21.3%
Information Technology	32.4%

How has the Fund changed?

  On March 28, 2025, BNY Mellon Tax Managed Growth Fund ("Predecessor Fund"), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the Fund ("Reorganization"). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund.

Changes in or Disagreements with Accountants

  Starting March 28, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund's accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended October 31, 2024 and October 31, 2023 and the subsequent interim period through March 28, 2025.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated March 31, 2025 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4869SA0425

BNY Mellon Dynamic Value ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKDV (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value ETF (the “Fund”) for the period of November 4, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Dynamic Value ETF	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$296	69	39.30%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Berkshire Hathaway, Inc., Class B -	4.8%
JPMorgan Chase & Co. -	4.1%
Johnson & Johnson -	3.2%
Bank of America Corp. -	3.1%
UnitedHealth Group, Inc. -	2.9%
AT&T, Inc. -	2.9%
Cisco Systems, Inc. -	2.7%
Danaher Corp. -	2.6%
Medtronic PLC -	2.4%
Aon PLC, Class A -	2.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Real Estate	0.4%
Utilities	0.6%
Investment Companies	0.7%
Consumer Staples	3.3%
Consumer Discretionary	4.2%
Communication Services	4.4%
Energy	6.9%
Materials	7.1%
Information Technology	8.4%
Industrials	14.3%
Health Care	18.6%
Financials	31.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4866SA0425

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)     The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)                  Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon Concentrated Growth ETF: BKCG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 15
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 16
Item 10. Remuneration Paid to Directors, Officers, and Others of
Open-End Investment Companies 17
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 18
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Concentrated Growth ETF
Statement of Investments
April 30, 2025 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 97.4%
Capital Goods – 10.1%
BAE Systems PLC, ADR 60,411 5,632,117
Deere & Co. 5,461 2,531,501
Eaton Corp. PLC 10,329 3,040,548
11,204,166
Consumer Discretionary Distribution & Retail – 9.8%
Amazon.com, Inc.
(a)
41,318 7,619,865
The Home Depot, Inc. 8,836 3,185,290
10,805,155
Consumer Durables & Apparel – 1.8%
LVMH Moet Hennessy Louis Vuitton Se, ADR 17,723 1,956,088
Financial Services – 17.1%
BlackRock, Inc. 3,948 3,609,498
Intercontinental Exchange, Inc. 19,188 3,223,008
Mastercard, Inc., Class A 9,868 5,408,256
S&P Global, Inc. 4,575 2,287,729
Visa, Inc., Class A 12,689 4,384,050
18,912,541
Health Care Equipment & Services – 4.1%
Intuitive Surgical, Inc.
(a)
8,768 4,522,534
Insurance – 4.2%
The Progressive Corp. 16,672 4,697,169
Media & Entertainment – 8.7%
Alphabet, Inc., Class C 29,967 4,821,391
Meta Platforms, Inc., Class A 8,667 4,758,183
9,579,574
Pharmaceuticals, Biotechnology & Life Sciences – 7.4%
Eli Lilly & Co. 6,604 5,936,666
Zoetis, Inc. 14,050 2,197,420
8,134,086
Semiconductors & Semiconductor Equipment – 14.1%
ASML Holding NV 5,834 3,897,579
NVIDIA Corp. 66,916 7,288,491
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 11,373 1,895,765
Texas Instruments, Inc. 15,241 2,439,322
15,521,157
Software & Services – 13.8%
Intuit, Inc. 7,335 4,602,493
Microsoft Corp. 19,017 7,516,659
ServiceNow, Inc.
(a)
3,263 3,116,198
15,235,350
Technology Hardware & Equipment – 4.5%
Apple, Inc. 23,288 4,948,700
Transportation – 1.8%
Old Dominion Freight Line, Inc. 12,972 1,988,348
Total Common Stocks (cost $63,737,622) 107,504,868

4
Statement of Investments
(continued)
See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 2.5%
Registered Investment Companies – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(b)(c)
(cost $2,732,127) 2,732,127 2,732,127
Total Investments (cost $66,469,749) 99.9% 110,236,995
Cash and Receivables (Net) 0.1% 123,976
Net Assets 100.0% 110,360,971
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 2.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,059,523 13,698,414 (12,025,810) 2,732,127 18,964
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,210,985 7,667,204 (8,878,189) — 1,075
2
Total – 2.5% 2,270,508 21,365,618 (20,903,999) 2,732,127 20,039
1
Includes reinvested dividends/distributions.

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 63,737,622 107,504,868
Affiliated issuers 2,732,127 2,732,127
Dividends receivable 115,670
Tax reclaim receivable—Note 2(b) 52,936
Affiliated income receivable net of rebates from securities lending 418
110,406,019
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4 (b) 45,048
45,048
Net Assets ($) 110,360,971
Composition of Net Assets ($):
Paid-in capital 42,428,842
Total distributable earnings (loss) 67,932,129
Net Assets ($) 110,360,971
Shares outstanding no par value (unlimited shares authorized): 3,605,885
Net asset value per share 30.61
Market price per share 30.62

6
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $7,351 foreign taxes withheld at source):
Unaffiliated issuers 892,795
Affiliated issuers 18,964
Interest 3,677
Affiliated income net of rebates from securities lending—Note 2(c) 1,075
Total Income 916,511
Expenses:
Management fee—Note 4(a) 571,425
Distributions/Service Plan fees—Note 4(b) 108,307
Directors’ fees—Note 4(a) and Note 4(c) 7,055
Loan commitment fees—Note 3 655
Total Expenses 687,442
Less—reduction in fees due pursuant to undertaking—Note 4(a) (55,093)
Less—Directors' fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 4(a) (7,055)
Less—reduction in Distribution Plan fees—Note 4(b) (105,637)
Net Expenses 519,657
Net Investment
Income
396,854
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions 17,591,078
Net realized gain (loss) on in-kind redemptions 22,864,118
Net realized gain (loss) 40,455,196
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (42,821,967)
Net Realized and Unrealized Gain (Loss) on Investments (2,366,771)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,969,917)

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
April 30, 2025
(Unaudited)
(a),(b)
Year Ended
October 31,
2024
(b)
Operations ($):
Net investment
income
396,854 363,072
Net realized gain (loss) on investments 40,455,196 18,777,927
Net change in unrealized appreciation (depreciation) on investments (42,821,967) 9,521,872
Net Increase (Decrease) in Net Assets Resulting from Operations (1,969,917) 28,662,871
Distributions ($):
Distributions to shareholders: — —
ETF shares and Class I (7,152,860) (1,981,880)
Class A (26,913,854) (6,824,327)
Class C (786,825) (225,471)
Total distributions (34,853,539) (9,031,678)
Beneficial Interest Transactions ($):
Proceeds from shares sold: — —
ETF shares and Class I 124,636,169 1,986,252
Class A 3,198,933 1,476,112
Class C 250 294,448
Distributions reinvested: — —
ETF shares and Class I 6,982,587 1,920,003
Class A 23,036,046 5,851,618
Class C 784,813 225,471
Cost of shares redeemed: — —
ETF shares and Class I (43,329,884) (5,672,035)
Class A (105,892,570) (8,155,093)
Class C (3,002,057) (790,024)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 6,414,287 (2,863,248)
Total Increase (Decrease) in Net Assets (30,409,169) 16,767,945
Net Assets ($):
Beginning of Period 140,770,140 124,002,195
End of Period 110,360,971 140,770,140
Changes in Shares Outstanding:
ETF shares and Class I
(c)
— —
Shares sold 4,075,257 50,074
Shares issued for distributions reinvested 202,801 52,819
Shares redeemed (1,393,631) (143,743)
Net Increase (Decrease) in Shares Outstanding 2,884,427 (40,850)
Class A
(c),(d)
— —
Shares sold 91,405 38,569
Shares issued for distributions reinvested 672,382 162,169
Shares redeemed (3,361,607) (208,100)
Net Increase (Decrease) in Shares Outstanding (2,597,820) (7,362)
Class C
(c),(d)
— —
Shares sold 7 8,069
Shares issued for distributions reinvested 26,323 7,002
Shares redeemed (108,304) (22,557)
Net Increase (Decrease) in Shares Outstanding (81,974) (7,486)
(a)
The fund commenced offering ETF shares after the close of business March 28, 2025. The existing Class A, Class C and Class I shares were redesignated into ETF shares.
(b)
Represents information for the fund's predecessor, BNY Mellon Tax Managed Growth Fund, through March 28, 2025.
(c)
During the period ended April 30, 2025, 76,332 Class C shares representing $2,012,870 were converted to 64,702 Class I shares and 2,832,348 Class A shares representing
$87,547,888 were converted to 2,814,140 Class I shares.
(d)
During the period ended April 30, 2025, 540 Class C shares representing $18,591 were automatically converted to 474 Class A shares and during the period ended October
31, 2024, 1,791 Class C shares representing $62,756 were automatically converted to 1,596 Class A shares.

8
FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Class I shares, respectively of the fund’s predecessor, BNY Mellon Tax Managaed Growth Fund, before the fund commenced operations as of the close of business on March 28, 2025, and represents the performance of the fund’s Class I thereafter. Before the fund commenced operations, all of the assets of the BNY Mellon Tax Managed Growth Fund were transferred to the fund in exchange for ETF shares of the fund in a tax-free reorganization.
See Notes to Financial Statements
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per Share Data ($):
(a)
Net asset value, beginning of
period 41.70 36.13 35.23 44.65 33.90 30.55
Investment Operations:
Net investment income
(b)
0.26 0.19 0.24 0.18 0.14 0.26
Net realized and unrealized gain
(loss) on investments (1.05) 8.12 3.43 (7.84) 13.04 4.73
Total from Investment Operations (0.79) 8.31 3.67 (7.66) 13.18 4.99
Distributions: – – – – – –
Dividends from net investment
income (0.10) (0.21) (0.23) (0.04) (0.15) (0.30)
Dividends from net realized gain
on investments (10.20) (2.53) (2.54) (1.72) (2.28) (1.34)
Total Distributions (10.30) (2.74) (2.77) (1.76) (2.43) (1.64)
Net asset value, end of period 30.61 41.70 36.13 35.23 44.65 33.90
Market price, end of period 30.62 — — — — —
Net Asset Value Total Return
(%)
(c)
(3.09) 24.12 10.95 (17.90) 40.76 17.00
Market Price Total Return (%)
(c)
(3.04) — — — — —
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 1.07
(d)
0.97 0.97 0.96 0.96 0.96
Ratio of net expenses to average
net assets
(e)
0.81
(d),(f),(g)
0.88
(f)
0.95
(f)
0.95 0.95 0.95
Ratio of net investment income to
average net assets
(e)
0.62
(d),(f),(g)
0.47
(f)
0.67
(f)
0.46 0.46 0.81
Portfolio Turnover Rate
(h)
8.72 14.92 1.73 7.55 4.27 9.68
Net Assets, end of period ($ x
1,000) 110,361 30,087 27,543 21,512 25,691 16,013
(a)
Represents information for the fund's predecessor, BNY Mellon Tax Managed Growth Fund, through March 28, 2025.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(f)
Amount inclusive of reduction in expenses pursuant to undertaking.
(g)
Amount inclusive of reduction in Distribution Plan fees.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Concentrated Growth ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of two series, including the fund.
The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a
wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim
& Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Tax Managed Growth Fund
(the “Predecessor Fund”), a series of BNY Mellon Investment Funds IV, Inc., were transferred to the fund in a tax free exchange for whole ETF shares. Shareholders of Class I shares of the Predecessor Fund received Class ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. Prior to the date of the exchange the Predecessor Fund redesignated Class A and Class C shares into Class I shares. The net asset value of the fund’s shares on the close of business on March 28, 2025, after the reorganization was $30.69 for Class I shares, and a total of 3,645,886 Class
I shares, representing net assets of $111,903,401 (including $65,555,300 net appreciation on investments) were issued to shareholder of the Predecessor Fund in the exchange. The Predecessor Fund is the accounting survivor and its historical performance is presented for periods through March 28, 2025.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.

10
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
April 30, 2025
, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 107,504,868 — — 107,504,868
Investment Companies 2,732,127 — — 2,732,127
110,236,995 — — 110,236,995
†
See Statement of Investments for additional detailed categorizations, if any.

11
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned
$154 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of April 30, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Growth Stock Risk:
The fund invests in stocks of companies the sub-adviser believes are growth companies (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
Foreign Investment Risk:
To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

12
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Non-Diversification Risk:
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income
$435,166 and long-term capital gains $8,596,513. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Bank Lines of Credit:
Prior to March 28, 2025, the Predecessor Fund had participated with other long-term open-end funds managed by BNY Mellon Investment
Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit
Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY
Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.

13
NOTE 4—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. Prior to March 28, 2025, the Predecessor Fund Adviser fee was computed at an annual rate of 0.95% of the Predecessor Fund’s average daily net assets, and was payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the
Adviser at any time. During the period ended
April 30, 2025
, there was no reduction in expenses pursuant to the undertaking.
The Predecessor Fund Adviser had agreed in its investment management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Rule 12b-1Distribution/Service Plan fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $7,055.
The Predecessor Fund Adviser had agreed to waive receipt of the fund’s 12b-1 Distribution fee of the value of the fund's average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $105,637 during the period ended April 30, 2025.
The Predecessor Fund Adviser had contractually agreed, from November 1, 2024 through March 28, 2025, to waive receipt of a portion of the fund's management fee, in the amount of .10% of the value of the funds average daily net assets. On March 28, 2025, the Predecessor
Fund Adviser had terminate this waiver agreement. The reduction in expenses, pursuant to the undertaking, amounted to $55,093 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.2175% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
Prior to March 28, 2025, pursuant to a sub-investment advisory agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.
(b) Under the Predecessor Fund’s Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares paid annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class
A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares paid the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the

14
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended April 30, 2025, Class A and Class C were charged $97,627 and $8,010, respectively, pursuant to their Distribution Plans.
During the period ended April 30, 2025, Class C shares were charged $2,670 pursuant to the Service Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $45,048.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 5—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2025, amounted to $11,219,885 and $39,720,966, respectively.
At April 30, 2025, accumulated net unrealized appreciation on investments was $43,767,246, consisting of gross appreciation of $44,410,113 and gross depreciation of $642,867.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 6—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended April 30, 2025
, the fund
had in-kind
transactions associated with creations of $32,705,662 and redemptions of $34,066,470
.

15
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc. (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on March 28, 2025 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on March 28, 2025.
During each of the two fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through March
28, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended October 31, 2024 and October 31, 2023 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on September 12, 2024, the Audit Committee and Board of Trustees of the Trust approved the appointment of
Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2025. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. Accordingly, a change in the
Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on March
28, 2025.

16
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

17
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust I. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust I, including the fund.

18
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on September 12, 2024 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve:
(i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”), pursuant to which the Adviser will provide the BNY Mellon Concentrated Growth ETF (the “fund”), which commenced operations during the semi-annual period ended April 30, 2025, with investment advisory and administrative services; and (ii) the sub-
investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Fayez Sarofim & Co., LLC (the “Sub-Adviser”),
pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Management Agreement and the
Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser under each respective
Agreement, (ii) investment performance of the Predecessor Fund (as defined below), (iii) fees charged to comparable funds, (iv) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (v) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the Agreements and the engagement of the Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and the Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-
Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates.
Investment Performance
As the fund had not yet commenced operations, it did not have its own performance record for the Board to review. However, it was proposed at the Meeting that the BNY Mellon Tax Managed Growth Fund (the “Predecessor Fund”), a separate series of BNY
Mellon Investment Funds IV, Inc., be reorganized with and into the fund pursuant to an agreement and plan of reorganization and subject to approval by the Predecessor Fund’s shareholders (the “Reorganization”). Upon completion of the Reorganization, which subsequently occurred on March 28, 2025, the fund commenced investment operations and assumed the historical performance record of the Predecessor Fund. In light of the proposed Reorganization, the Board reviewed the Predecessor Fund’s performance as compared to a broad-based index and a peer group of large cap core funds (“Peer Group”). In considering the Predecessor Fund’s performance, the
Board noted that the fund would have a similar investment objective, similar investment strategies, and the same Sub-Adviser and portfolio managers as the Predecessor Fund.
The Board reviewed the results of the Predecessor Fund’s performance comparisons and considered that the fund’s total return performance was above the Peer Group median and the index for the five-year period and below the Peer Group median and the index for the one- and ten-year periods ended December 31, 2023. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the
Predecessor Fund and comparison funds and the end date selected.
The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board also considered the reputation and experience of the Adviser and the Sub-Adviser.

19
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed large growth ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed large growth ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the
Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase.
The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or
Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the Agreements for the fund.

© 2025 BNY Mellon Securities Corporation
Code-4869NCSRSA0425

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon Dynamic Value ETF: BKDV
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 14
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 15
Item 10. Remuneration Paid to Directors, Officers, and Others of
Open-End Investment Companies 16
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 17
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Dynamic Value ETF
Statement of Investments
(Unaudited)
April 30, 2025
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 99.2%
Automobiles & Components – 0.5%
General Motors Co. 32,883 1,487,627
Banks – 8.7%
Bank of America Corp. 233,386 9,307,434
First Horizon Corp. 231,505 4,185,610
JPMorgan Chase & Co. 49,800 12,182,076
25,675,120
Capital Goods – 11.0%
3M Co. 15,848 2,201,446
AMETEK, Inc. 20,718 3,513,358
Ferguson Enterprises, Inc. 15,945 2,705,229
GE Vernova, Inc. 7,463 2,767,429
Honeywell International, Inc. 20,699 4,357,139
Howmet Aerospace, Inc. 25,993 3,602,110
Hubbell, Inc., Class B 15,510 5,632,922
Johnson Controls International PLC 36,273 3,043,305
L3Harris Technologies, Inc. 21,990 4,838,240
32,661,178
Commercial & Professional Services – 0.8%
Veralto Corp. 24,368 2,336,891
Consumer Durables & Apparel – 0.5%
Skechers USA, Inc., Class A
(a)
28,377 1,362,664
Consumer Services – 3.2%
Las Vegas Sands Corp. 113,308 4,155,004
Royal Caribbean Cruises Ltd. 24,406 5,245,094
9,400,098
Energy – 6.9%
EQT Corp. 63,921 3,160,254
Exxon Mobil Corp. 60,091 6,347,412
Hess Corp. 6,832 881,670
Marathon Petroleum Corp. 36,277 4,984,823
Phillips 66 48,869 5,085,308
20,459,467
Equity Real Estate Investment Trusts (REITs) – 0.4%
Weyerhaeuser Co.
(b)
49,475 1,281,897
Financial Services – 13.4%
Berkshire Hathaway, Inc., Class B
(a)
26,402 14,078,867
Capital One Financial Corp. 34,607 6,238,258
CME Group, Inc., Class A 15,166 4,202,195
Intercontinental Exchange, Inc. 25,024 4,203,281
The Charles Schwab Corp. 46,150 3,756,610
The Goldman Sachs Group, Inc. 8,370 4,582,994
Voya Financial, Inc. 45,697 2,705,262
39,767,467
Food, Beverage & Tobacco – 2.1%
Philip Morris International, Inc. 36,091 6,184,554
Health Care Equipment & Services – 10.5%
Alcon, Inc. AG 61,690 6,021,561
Baxter International, Inc. 112,092 3,493,908
Edwards Lifesciences Corp.
(a)
35,885 2,708,959
Labcorp Holdings, Inc. 13,403 3,230,257
Medtronic PLC 84,635 7,173,662

Statement of Investments
(Unaudited) (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Health Care Equipment & Services – 10.5% (continued)
UnitedHealth Group, Inc. 20,670 8,504,465
31,132,812
Household & Personal Products – 1.2%
Kenvue, Inc. 150,320 3,547,552
Insurance – 8.9%
American International Group, Inc. 76,768 6,258,127
Aon PLC, Class A 19,990 7,092,252
Assurant, Inc. 33,058 6,371,599
Globe Life, Inc. 13,419 1,655,100
MetLife, Inc. 36,019 2,714,752
RenaissanceRe Holdings Ltd. 9,886 2,391,720
26,483,550
Materials – 7.1%
CRH PLC 58,623 5,593,807
Crown Holdings, Inc. 24,199 2,331,090
Freeport-McMoRan, Inc. 99,474 3,584,048
International Paper Co. 91,993 4,202,240
Newmont Corp. 98,219 5,174,177
20,885,362
Media & Entertainment – 1.5%
The Walt Disney Company 49,316 4,485,290
Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
BionTech SE, ADR
(a)
9,264 964,846
Bristol-Myers Squibb Co. 55,968 2,809,594
Danaher Corp. 38,367 7,647,694
Gilead Sciences, Inc. 29,088 3,099,035
Johnson & Johnson 60,535 9,462,226
23,983,395
Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp. 54,820 1,101,882
Micron Technology, Inc. 21,784 1,676,279
2,778,161
Software & Services – 4.2%
Akamai Technologies, Inc.
(a)
29,096 2,344,556
Check Point Software Technologies Ltd.
(a)
10,269 2,254,661
Dolby Laboratories, Inc., Class A 49,968 3,837,043
International Business Machines Corp. 17,071 4,128,109
12,564,369
Technology Hardware & Equipment – 3.3%
Cisco Systems, Inc. 140,510 8,111,642
TE Connectivity PLC 10,969 1,605,642
9,717,284
Telecommunication Services – 2.9%
AT&T, Inc. 304,782 8,442,461
Transportation – 2.5%
CSX Corp. 100,524 2,821,709
Delta Air Lines, Inc. 42,593 1,773,146
FedEx Corp. 12,751 2,681,918
7,276,773
Utilities – 0.6%
Constellation Energy Corp. 7,798 1,742,385
Total Common Stocks (cost $296,633,172) 293,656,357

See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(c)(d)
(cost $2,120,424) 2,120,424 2,120,424
Total Investments (cost $298,753,596) 99.9% 295,776,781
Cash and Receivables (Net) 0.1% 284,863
Net Assets 100.0% 296,061,644
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust within the United States.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
11/04/24
1
Purchases ($)
2
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.7%
Dreyfus Institutional Preferred Government
Money Marke t Fund, Institutional Shares — 7,520,717 (5,400,293) 2,120,424 14,720
Total – 0.7% — 7,520,717 (5,400,293) 2,120,424 14,720
1
Commencement of operations.
2
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 296,633,172 293,656,357
Affiliated issuers 2,120,424 2,120,424
Receivable for investment securities sold 876,351
Dividends receivable 148,311
Receivable for shares of Beneficial Interest subscribed 7,103
296,808,546
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 123,042
Payable for investment securities purchased 623,860
746,902
Net Assets ($) 296,061,644
Composition of Net Assets ($):
Paid-in capital 302,141,971
Total dis tributable earnings (loss) (6,080,327)
Net Assets ($) 296,061,644
Shares outstanding no par value (unlimited shares authorized): 12,184,000
Net asset value per share 24.30
Market price per share 24.33

STATEMENT OF OPERATIONS
Period November 4, 2024 (commencement of operations) through April 30, 2025 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 677,391
Affiliated issuers 14,720
Total Income 692,111
Expenses:
Management fee—Note 3(a) 241,568
Total Expenses 241,568
Net Investment
Income
450,543
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (3,517,291)
Net change in unrealized appreciation (depreciation) on investments (2,976,815)
Net Realized and Unrealized Gain (Loss) on Investments (6,494,106)
Net Increase (Decrease) in Net Assets Resulting from Operations (6,043,563)

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
For the Period from
November 4, 2024
(a)
to April 30, 2025
(Unaudited)
Operations ($):
Net investment
income
450,543
Net realized gain (loss) on investments (3,517,291)
Net change in unrealized appreciation (depreciation) on investments (2,976,815)
Net Increase (Decrease) in Net Assets Resulting from Operations (6,043,563)
Distributions ($):
Distributions to shareholders (36,764)
Beneficial Interest Transactions ($):
Proceeds from shares sold 302,041,971
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 302,041,971
Total Increase (Decrease) in Net Assets 295,961,644
Net Assets ($):
Beginning of Period 100,000
End of Period 296,0 61,644
Changes in Shares Outstanding:
Initial shares 4,000
Shares sold 12,180,000
Net Increase (Decrease) in Shares Outstanding 12,184,000
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
For the Period from
November 4, 2024
(a)
to April 30, 2025
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment income
(b)
0.13
Net realized and unrealized gain (loss) on investments (0.76)
Total from Investment Operations (0.63)
Distributions: –
Dividends from net investment income (0.07)
Net asset value, end of period 24.30
Market price, end of period 24.33
Net Asset Value Total Return (%)
(c)
(2.54)
(d)
Market Price Total Return (%)
(c)
(2.41)
(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(e)
0.60
(f)
Ratio of net investment income to average net assets 1.12
(f)
Portfolio Turnover Rate
(g)
39.30
Net Assets, end of period ($ x 1,000) 296,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Dynamic Value ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of two series, including the fund. The fund had no operations until November 4, 2024 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek capital appreciation. BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of
BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the
Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA,
England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fluctuation of net asset value, share premiums and discounts risk:
As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 293,656,357 — — 293,656,357
Investment Companies 2,120,424 — — 2,120,424
295,776,781 — — 295,776,781
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30,
2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.30% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $123,042.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2025, amounted to $38,564,847 and $37,948,258, respectively.
At April 30, 2025, accumulated net unrealized depreciation on investments was $2,976,815, consisting of gross appreciation of $6,335,577 and gross depreciation of $9,312,392.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of April 30, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 394,000 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended April 30, 2025
, the fund
had no in-kind
transactions
.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust I. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust I, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on September 12, 2024 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve:
(i) the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”), pursuant to which the Adviser will provide the BNY Mellon Dynamic Value ETF (the “fund”), which commenced operations during the semi-annual period ended April 30, 2025, with investment advisory and administrative services; (ii) the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-
Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments; and
(iii) the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and Newton Investment Management
Limited (“NIM”), also an affiliate of the Adviser, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, the Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser, the Sub-Adviser and NIM under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, the Sub-Adviser, NIM and/or their affiliates, and (iv) the extent to which economies of scale would be shared as the fund grows. The Board considered each of the
Agreements for the fund and the engagement of the Adviser, Sub-Adviser and NIM separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser, the Sub-Adviser and NIM. The
Board reviewed the Agreements and the Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements, as well as the Adviser’s and the Sub-Adviser’s anticipated responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements.
The Board considered the background and experience of the Adviser’s, the Sub-Adviser’s and NIM’s senior management, including those individuals expected to be responsible for portfolio management and regulatory compliance of the fund, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services expected to be provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services that may be provided by NIM.
The Board appreciated the nature of the fund as an exchange-traded fund (“ETF”) and considered the portfolio management resources, structures and practices of the Adviser, the Sub-Adviser and NIM, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM.
As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser and NIM.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through a review of a report prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information comparing the fund’s proposed contractual management fee and anticipated total expenses with a group of actively-managed large value ETFs and, with respect to anticipated total expenses, with a broader group of actively-managed large value ETFs, the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Representatives of the Adviser also discussed the Adviser’s pricing strategy for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee will be paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment
Advisory Services.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
(continued)
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser, NIM or their affiliates were expected to benefit in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The
Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the Management Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase.
The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Board was not able to review the dollar amount of expenses allocated and profit received by the Adviser or
Sub-Adviser.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the Agreements for the fund.

© 2025 BNY Mellon Securities Corporation
Code-4866NCSRSA0425

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)               Not applicable.

(a)(2)               Not applicable.

(a)(3)               Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)               Not applicable.

(a)(5)(i)           Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii)          Letter from Registrant’s former Independent Public Accountant attached hereto.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust II

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/27/2025

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    6/27/2025

* Print the name and title of each signing officer under his or her signature.